Intangible Assets (Details) - Schedule of intangible assets - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Schedule of intangible assets [Abstract]
Land use rights, cost	$ 1,632,277	$ 1,550,500
Less: accumulated amortization	(429,590)	(378,617)
Intangible assets, net	$ 1,202,687	$ 1,171,883